ICON Energy Fund

Portfolio of Investments (Unaudited)

6/30/2020

Security Description	Shares	Value
Common Stock (98.26%)

Basic Materials (11.22%)
Cabot Corp	56,300	2,085,915
Carpenter Technology Corp	68,300	1,658,324
W R Grace & Co	51,200	2,601,472
Total Communications		6,345,711

Energy (77.00%)
Chevron Corp	100,673	8,983,052
Cimarex Energy Co	44,000	1,209,560
Diamondback Energy Inc	42,961	1,796,629
EOG Resources Inc	34,100	1,727,506
Exxon Mobil Corp	205,324	9,182,088
Marathon Petroleum Corp	68,000	2,541,840
ONEOK Inc	76,100	2,528,042
Phillips 66	55,200	3,968,880
Pioneer Natural Resources Co	26,100	2,549,970
Ultrapar Participacoes SA	787,300	2,668,947
Valero Energy Corp	43,900	2,582,198
Williams Cos Inc/The	200,200	3,807,804
Total Consumer, Cyclical		43,546,516

Industrial (10.04%)
Chart Industries Inc*	53,100	2,574,819
Teekay LNG Partners LP	266,200	3,103,892
Total Industrial		5,678,711

Total Common Stock (Cost $83,464,552)		55,570,938

Partnership Shares (1.70%)
Magellan Midstream Partnership LP (Cost $1,046,452)	22,300	962,691

Collateral for Securities on Loan (0.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $86,984)	86,984	86,984

Total Investments (Cost $84,597,988) (100.11%)		56,620,613
Liabilities in Excess of Other Assets (-0.11%)		(65,808)
Net Assets (100.00%)		56,554,805

*	Non-income producing security.